Revenue and segment information - Summary of Revenue and Segment Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of operating segments [line items]
Revenue	¥ 424,485	$ 65,055	¥ 323,425	¥ 225,176
Segment profit/(loss)	(3,069,043)	$ (470,351)	(676,034)	(464,993)
Operating segments
Disclosure of operating segments [line items]
Revenue	424,485		323,425	225,176
Segment profit/(loss)	260,217		144,990	92,726
Operating segments | Diagnosis and monitoring – provision of LDT services
Disclosure of operating segments [line items]
Revenue	291,702		234,569	168,579
Segment profit/(loss)	198,170		141,542	93,545
Operating segments | Diagnosis and monitoring – sale of IVD products
Disclosure of operating segments [line items]
Revenue	93,982		34,915	4,714
Segment profit/(loss)	60,266		11,966	1,491
Operating segments | Development services
Disclosure of operating segments [line items]
Revenue	38,801		53,941	51,883
Segment profit/(loss)	¥ 1,781		¥ (8,518)	¥ (2,310)